NOTE 12 INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net Operating Loss Carryforwards	$ 3,129,410	$ 2,138,602
Current Year Net Operating Loss/(Gain)	1,475,804	990,808
Total Operating Loss Carryforward	4,605,214	3,129,410
Enacted Future Tax Rate	35.00%	35.00%
Deferred Tax Asset for NOL	1,611,825	1,095,294
Deferred Tax Asset for Temporary Differences Between Book and Tax Income	19,801	69,932
Gross Deferred Tax Asset	1,631,626	1,165,226
Valuation Allowance	(1,631,626)	(1,165,226)
Net Deferred Tax Asset	$ 0	$ 0